ACQUISITIONS & DIVESTMENT - Business Combination - Additional Information (Details) - Bruin E&P HoldCo, LLC $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Acquisition, pro forma information
Crude oil and natural gas revenues from the acquisition date	$ 319.2
Consolidated earnings before tax from the acquisition date	111.4
Acquisition, additional information
Transaction costs	$ 5.0